Accrued Expenses and Other Current Liabilities (Details) - Capital Increase Agreement [Member]	Jan. 17, 2025 USD ($)	Jan. 17, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Accrued Expenses and Other Current Liabilities [Line Items]
Subscribe percentage			10.00%
Total cash consideration			¥ 200,000,000
First installment of subscription	$ 6,979,731	¥ 50,000,000